Net Loss Per Share of Common Stock - Schedule of Potentially Dilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Potentially dilutive securities excluded from computation of earnings per share		3,898,219	1,262,849
Stock Options and Purchase Warrants [Member]
Potentially dilutive securities excluded from computation of earnings per share	4,636,682	3,997,187
Senior Convertible Notes and Related Accrued Interest [Member]
Potentially dilutive securities excluded from computation of earnings per share		122,717